Long-term Debt and Credit Facility - Roll forward of Available Amount Under Credit Facility (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Available amount under Credit Facility, beginning of year	$ 418.5	$ 387.0
Increase (decrease) in available amount under Credit Facility	0.0	225.0
Draws	(130.0)	(280.0)
Repayments	150.0	60.0
Increase (decrease) in letters of credit	7.2	26.5
Available amount under Credit Facility, end of year	$ 445.7	$ 418.5